                         SEI INSTITUTIONAL MANAGED TRUST

                              Large Cap Value Fund
                              Large Cap Growth Fund
                           Tax-Managed Large Cap Fund
                        Large Cap Disciplined Equity Fund
                              Small Cap Value Fund
                              Small Cap Growth Fund
                           Tax-Managed Small Cap Fund
                            Small/Mid Cap Equity Fund
                                  Mid-Cap Fund
                                Real Estate Fund
                             Core Fixed Income Fund
                              High Yield Bond Fund

                        Supplement Dated December 7, 2004
            to the Class A Shares Prospectuses Dated January 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUSES, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUSES.

CHANGE TO LARGE CAP DISCIPLINED EQUITY FUND'S INVESTMENT POLICY

At a meeting held on September 15, 2004, the Board of Trustees of SEI Institutional Managed Trust approved a change to the investment policy of the Large Cap Disciplined Equity Fund (the "Fund"). This change will permit one of the Fund's sub-advisers, Analytic Investors, Inc., to dedicate up to 20% of the portion of the Fund's assets that it manages to selling equity securities short, and to use the proceeds from such short sales to purchase additional equity securities for the Fund (the "Long/Short Investment Strategy"). Accordingly, effective October 28, 2004, the Fund may engage in the Long/Short Investment Strategy. The Prospectus is hereby amended and supplemented to reflect this change by deleting the text of the "Investment Strategy" section for the Fund and inserting the following language in its place:

     Under normal circumstances, the Large Cap Disciplined Equity Fund will invest at least 80% of its net assets in equity securities of large companies. These securities may include common stocks, preferred stocks, warrants and derivative instruments whose value is based on an underlying equity security or basket of equity securities. The Fund will invest primarily in common stocks of U.S. companies with market capitalizations in the range of companies in the S&P 500 Composite Stock Price Index (S&P 500 Index) (between $410 million and $355 billion as of September 30, 2004). The Fund may also engage in short sales.

     The Fund seeks to exceed the total return of the S&P 500 Index, with a similar level of volatility, by investing primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity investments. The Fund uses a multi-manager approach, relying on Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Overall, the Fund utilizes one or more Sub-Advisers who rely on rigorous application of proprietary stock analysis, rather than traditional fundamental analysis, to select securities. The Fund may also utilize one or more additional Sub-Advisers who manage in a complementary style with the objective to seek to add value over the S&P 500 Index while maintaining a similar level of volatility to the S&P 500 Index.

     The Sub-Advisers may use derivative instruments or other techniques or instruments (E.G., simultaneously taking long and short positions on similar stock securities, long-only or short-only positions) to hedge the Fund against various risks and other factors that affect the portfolio's volatility. The Sub-Advisers may also use these instruments and techniques for non-hedging purposes. The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund's value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

     Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

In addition, in the section titled "What are the Risks of Investing in the Fund?," the third paragraph describing the risk of short sales is hereby deleted and replaced with the following language:

     Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund's investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund's share price and make the Fund's returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

ADDITION OF DISCLOSURE REGARDING SHORT-TERM TRADING
The Prospectuses are hereby amended and supplemented to add disclosure regarding the Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Disciplined Equity, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Equity, Mid-Cap, Real Estate, Core Fixed Income and High Yield Bond Funds' (each a "Fund" and, together, the "Funds") policies on short-term trading. In the section entitled "Purchasing, Selling and Exchanging Fund Shares," after the sub-section entitled "Minimum Purchases," the following language is hereby added:

     FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     "Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

     The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (I.E., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). This policy does not apply with respect to money market funds. The Funds' transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

     A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

          i. if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

          ii. if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

     The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

     Judgments with respect to implementation of the Funds' policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

     The Funds' monitoring techniques are intended as a reasonable approach to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

     While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

     Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

ADDITION OF DISCLOSURE ON PORTFOLIO HOLDINGS INFORMATION
The Prospectuses are hereby amended and supplemented to add disclosure regarding the Funds' policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing, Selling and Exchanging Fund Shares," the following new section is hereby added:

     DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for each Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Funds will post to the website the Funds' top ten holdings and full portfolio holdings. The Funds' top ten holdings will be available within ten (10) calendar days and the Funds' full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

                                   ----------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         SEI INSTITUTIONAL MANAGED TRUST

                              Large Cap Value Fund
                              Large Cap Growth Fund
                              Small Cap Value Fund
                              Small Cap Growth Fund
                             Core Fixed Income Fund

                        Supplement Dated December 7, 2004
             to the Class I Shares Prospectus Dated January 31, 2004

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

ADDITION OF DISCLOSURE REGARDING SHORT-TERM TRADING

The Prospectus is hereby amended and supplemented to add disclosure regarding the Large Cap Value, Large Cap Growth, Small Cap Value, Small Cap Growth and Core Fixed Income Funds' (each a "Fund" and, together, the "Funds") policies on short-term trading. In the section entitled "Purchasing, Selling and Exchanging Fund Shares," after the sub-section entitled "Minimum Purchases," the following language is hereby added:

     FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

     "Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing can harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains, and forcing a Fund to hold excess levels of cash.

     The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (I.E., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). This policy does not apply with respect to money market funds. The Funds' transfer agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

     A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

          i. if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

          ii. if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

     The Funds in their sole discretion also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

     Judgments with respect to implementation of the Funds' policy are made in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

     The Funds' monitoring techniques are intended as a reasonable approach to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

     While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

     Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

ADDITION OF DISCLOSURE ON PORTFOLIO HOLDINGS INFORMATION

The Prospectus is hereby amended and supplemented to add disclosure regarding the Funds' policies on the disclosure of portfolio holdings information. After the section entitled "Purchasing, Selling and Exchanging Fund Shares," the following new section is hereby added:

     DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     Information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI. Portfolio holdings information for each Fund is available on the following website: http://www.seic.com/holdings_home_ria.asp. As of the most recent month-end, the Funds will post to the website the Funds' top ten holdings and full portfolio holdings. The Funds' top ten holdings will be available within ten (10) calendar days and the Funds' full portfolio holdings will be available within thirty (30) calendar days of the end of each month. Holdings information will remain on the website until the first business day of the fifth month after the date to which the data relates.

                                   ----------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE